Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares	Additional paid-in capital	Retained Earnings (Accumulated deficit)	Accumulated other comprehensive income (loss)	Non-controlling Interest	Total
Balance at Dec. 31, 2023		$ 4,100	$ 49,995,900	$ 9,702,316	$ (2,805,195)		$ 56,897,121
Balance (in Shares) at Dec. 31, 2023	[1]	41,000,000
Capital injection from a non-controlling shareholder			10,000				10,000
Net income				19,550,448			19,550,448
Foreign currency translation adjustments					(3,046,730)		(3,046,730)
Balance at Jun. 30, 2024		$ 4,100	50,005,900	29,252,764	(5,851,925)		73,410,839
Balance (in Shares) at Jun. 30, 2024	[1]	41,000,000
Balance at Dec. 31, 2023		$ 4,100	49,995,900	9,702,316	(2,805,195)		56,897,121
Balance (in Shares) at Dec. 31, 2023	[1]	41,000,000
Balance at Dec. 31, 2024		$ 3,359	14,414,905	50,316,486	(5,494,790)	199,449	59,439,409
Balance (in Shares) at Dec. 31, 2024	[1]	33,595,743
Settlement of contingent consideration payable		$ 171	5,958,623				5,958,794
Settlement of contingent consideration payable (in Shares)	[1]	1,712,297
Issuance warrants to a service provider			18,000				18,000
Capital injection from a non-controlling shareholder						4,000,000	4,000,000
Net income				3,467,011		(965,275)	2,501,736
Foreign currency translation adjustments					(1,675,148)		(1,675,148)
Balance at Jun. 30, 2025		$ 3,530	$ 20,391,528	$ 53,783,497	$ (7,169,938)	$ 3,234,174	$ 70,242,791
Balance (in Shares) at Jun. 30, 2025	[1]	35,308,040

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).